Deposits (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Deposits [Abstract]
2020	$ 93,187
2021	22,693
2022	3,512
2023	5,388
2024 and thereafter	1,112
Total certificates of deposit	$ 125,892	$ 120,490